T. ROWE PRICE TAX-FREE HIGH YIELD FUND

November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.0%
Alabama 1.6%
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/28 (1)	3,695	3,045
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/43 (1)	2,865	2,051
Huntsville-Redstone Village Special Care Fac. Fin. Auth. ,
Series A, 6.875%, 1/1/43 (1)	2,000	1,725
Huntsville-Redstone Village Special Care Fac. Fin. Auth. ,
Series A, 7.50%, 1/1/47 (1)	3,580	3,089
Jefferson County, Sewer, Series A, 5.25%, 10/1/48 (2)	14,500	16,495
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (2)	23,000	26,334
Selma Ind. Dev. Board, Gulf Opportunity Zone, International
Paper, 5.80%, 5/1/34	1,400	1,425
Selma Ind. Dev. Board, International Paper, Series A, 5.375%,
12/1/35	6,985	7,515
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (3)	14,105	16,216
Tuscaloosa County IDA, Hunt Refining Project, Series A, IDRB,
4.50%, 5/1/32 (3)	7,085	7,762
		85,657

Arizona 2.3%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 2.216%, 1/1/37	2,750	2,690
Arizona HFA, Phoenix Children’s Hospital, Series A, 5.00%,
2/1/34	3,500	3,737
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39 (3)	1,325	1,456
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49 (3)	1,175	1,276
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (3)	4,350	4,556
Arizona IDA, Odyssey Preparatory Academy, 5.25%, 7/1/37 (3)	3,000	3,231
Maricopa County Pollution Control, El Paso Electric, Series A,
4.50%, 8/1/42	3,250	3,383

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34	3,700	3,740
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40	6,000	6,074
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/29 (4)	7,985	10,574
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/30 (4)	7,340	9,886
Phoenix Civic Improvement, Capital Appreciation, Series B,
5.50%, 7/1/33 (4)	1,250	1,768
Phoenix IDA, Phoenix Student Housing, 5.00%, 7/1/44 (5)	1,000	1,161
Phoenix IDA, Phoenix Student Housing, 5.00%, 7/1/49 (5)	600	694
Phoenix IDA, Phoenix Student Housing, 5.00%, 7/1/59 (5)	1,450	1,657
Pima County IDA, American Leadership Academy, 4.75%,
6/15/37 (3)	5,250	5,391
Pima County IDA, American Leadership Academy, 5.00%,
6/15/47 (3)	5,400	5,572
Pima County IDA, American Leadership Academy, 5.00%,
6/15/52 (3)	5,770	5,933
Pima County IDA, Tucson Electric Power, 4.00%, 9/1/29	4,000	4,224
Pima County IDA, Tucson Electric Power, Series A, 4.50%,
6/1/30	1,150	1,213
Pima County IDA, Tucson Electric Power, San Juan, Series A,
4.95%, 10/1/20	810	833
Salt Verde Financial, 5.00%, 12/1/32	3,550	4,570
Salt Verde Financial, 5.00%, 12/1/37	34,265	45,689
		129,308

Arkansas 0.4%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (3)(6)	19,600	20,823
Arkansas DFA, Washington Regional Medical Center, Series A,
5.00%, 2/1/35	915	1,035
Arkansas DFA, Washington Regional Medical Center, Series C,
5.00%, 2/1/35	1,210	1,368
		23,226

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
California 3.5%
California HFFA, Lucile Packard Children's Hosp. , Series A,
5.00%, 8/15/51	5,785	6,220
California Housing Fin. Agency, Series A, 4.25%, 1/15/35	3,573	4,163
California Municipal Fin. Auth. , Baptist Univ. , Series A, 5.00%,
11/1/46 (3)	3,000	3,384
California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/43 (6)	15,215	17,817
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49	3,000	3,592
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52	2,500	2,983
California Public Works Board, Dept. of Corrections, Series C,
5.75%, 10/1/31	3,500	3,788
California Statewide CDA, 4.00%, 9/2/29	2,000	2,260
California Statewide CDA, 5.00%, 9/2/34	1,075	1,291
California Statewide CDA, 5.00%, 9/2/39	1,000	1,186
California Statewide CDA, 5.00%, 9/2/49	500	584
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (3)	3,500	3,860
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (3)	3,000	3,480
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (3)	4,000	4,455
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (3)	8,250	9,286
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54	13,000	14,453
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3)	18,595	21,755
California Statewide CDA, Terraces at San Joaquin Gardens,
Series A, 6.00%, 10/1/42	5,250	5,892
California Statewide CDA, Terraces at San Joaquin Gardens,
Series A, 6.00%, 10/1/47	850	952
California Statewide Fin. Auth. , Tobacco Industry, Series A,
6.00%, 5/1/43	1,500	1,509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
California Tobacco Securitization Agency, Tobacco Industry,
5.25%, 6/1/21	2,200	2,231
Chula Vista Ind. Dev. , San Diego Gas & Electric, Series C,
5.875%, 2/15/34	2,000	2,007
Chula Vista Ind. Dev. , San Diego Gas & Electric, Series D,
5.875%, 1/1/34	5,000	5,019
Golden State Tobacco Securitization, Tobacco Industry,
Series A-2, 5.30%, 6/1/37	33,050	34,380
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44	10,500	11,762
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27	300	320
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28	410	436
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 2.126%, 7/1/27	8,000	7,901
Riverside County Redev. Agency, Interstate 215 Corridor
Redev. , Series E, 7.00%, 12/1/31	1,900	2,101
Riverside County Redev. Agency, Interstate 215 Corridor
Redev. , Series E, 7.25%, 12/1/40	2,850	3,207
San Jose Unified School Dist. , Santa Clara County, Series C,
GO, 4.00%, 8/1/39	2,700	2,933
San Mateo, Community Fac. Dist. No. 2008-1, 6.00%, 9/1/42	1,500	1,652
Santa Margarita Water Dist. , Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43	2,400	2,653
West Sacramento Fin. Auth. , Series A, 5.00%, 9/1/34 (2)(7)	1,975	2,574
		192,086

Colorado 5.1%
Arista Metropolitan Dist. , Series A, GO, 5.00%, 12/1/38	2,480	2,670
Arista Metropolitan Dist. , Series A, GO, 5.125%, 12/1/48	7,000	7,507
Bellview Station Metropolitan Dist. No. 2, GO, 5.00%, 12/1/36	500	524
Bellview Station Metropolitan Dist. No. 2, GO, 5.125%, 12/1/46	2,375	2,487
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48	8,670	9,049
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO,
5.00%, 12/1/47	1,225	1,296
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/39	750	781
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/49	1,750	1,793
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Buffalo Highlands Metropolitan Dist. , Series A, GO, 5.25%,
12/1/38	1,000	1,047
Buffalo Highlands Metropolitan Dist. , Series A, GO, 5.375%,
12/1/48	3,250	3,399
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37	1,250	1,320
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%,
12/1/47	4,500	4,731
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%,
12/1/47	2,000	2,062
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (3)	3,500	3,681
Colorado Ed. & Cultural Fac. Auth. , Windsor Charter, 5.00%,
9/1/36 (3)	1,000	1,017
Colorado Ed. & Cultural Fac. Auth. , Windsor Charter, 5.00%,
9/1/46 (3)	1,395	1,413
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/45 (Prerefunded 1/1/23) (8)	28,570	32,010
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/31	1,300	1,443
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/37	1,675	1,840
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/33	1,415	1,513
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/39	2,250	2,383
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/48	3,000	3,157
Colorado HFA, Frasier Meadows Retirement, 5.25%, 5/15/37	500	573
Colorado HFA, Frasier Meadows Retirement, 5.25%, 5/15/47	2,700	3,032
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (3)	1,460	1,541
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (3)	1,365	1,447
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (3)	4,145	4,408
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	950	1,041
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	8,830	9,651

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	14,305	15,594
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46	6,775	7,395
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33	3,040	3,246
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48	2,200	2,332
Cornerstar Metropolitan Dist. , Series A, GO, 5.125%, 12/1/37	500	530
Cornerstar Metropolitan Dist. , Series A, GO, 5.25%, 12/1/47	2,600	2,752
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (6)	37,995	41,465
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48	1,290	1,353
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/37	1,695	1,807
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47	3,970	4,229
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48	4,905	5,099
Palisade Metropolitan Dist. No. 2, GO, 5.00%, 12/1/46	2,830	2,931
Park Creek Metropolitan Dist. , Property Tax, 6.375%, 12/1/37
(Prerefunded 12/1/19) (8)(10)	7,000	7,000
Park Creek Metropolitan Dist. , Property Tax, Series A, 5.00%,
12/1/45	19,500	21,929
Public Auth. for Colorado Energy, 6.25%, 11/15/28	6,025	7,692
Public Auth. for Colorado Energy, 6.50%, 11/15/38	16,635	25,230
Rampart Range Metropolitan Dist. No. 1, 5.00%, 12/1/47 (2)	7,350	8,703
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/37	1,000	1,051
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/47	3,050	3,183
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28	534	551
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43	1,000	1,056
Southglenn Metropolitan Dist. , GO, 5.00%, 12/1/30	1,535	1,634
Southglenn Metropolitan Dist. , GO, 5.00%, 12/1/36	810	855
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Southglenn Metropolitan Dist. , GO, 5.00%, 12/1/46	1,597	1,677
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37	1,000	1,066
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47	3,500	3,675
		282,851

Connecticut 1.6%
Connecticut HEFA, Church Home of Hartford, Series A, 5.00%,
9/1/46 (3)	1,000	1,088
Connecticut HEFA, Church Home of Hartford, Series A, 5.00%,
9/1/53 (3)	1,600	1,733
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/44 (5)	3,625	3,857
Connecticut HEFA, Hartford Univ. , 4.00%, 7/1/49 (5)	3,855	4,077
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/31	3,945	4,402
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/32	4,140	4,609
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/33	2,595	2,884
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/34	1,815	2,012
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/43	10,250	11,174
Connecticut HEFA, Stamford Hosp. , Series J, 5.00%, 7/1/42	15,380	16,371
Connecticut Housing Single Family and Multi-Family, Tender
Option Bond Trusts Receipts, Series 2016-XF0492, RIB, VR,
8.82%, 5/15/42 (3)(6)	5,000	5,100
Hamden Town, Whitney Center Project, 5.00%, 1/1/40	9,000	9,775
Hamden Town, Whitney Center Project, 5.00%, 1/1/50	9,000	9,651
Mashantucket Western Pequot Tribe, 6.05% (PIK), 7/1/31 (1)(9)	24,769	929
Mohegan Tribe Indians, Priority Distributions, Series C, 5.25%,
2/1/22 (3)	4,860	5,005
Mohegan Tribe Indians, Priority Distributions, Series C, 5.50%,
2/1/23 (3)	3,140	3,296
		85,963

Delaware 1.4%
Delaware Economic Dev. Auth. , Delmarva Power, 5.40%, 2/1/31	7,635	7,830

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Delaware Economic Dev. Auth. , Indian River Power, 5.375%,
10/1/45	11,835	12,158
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37	1,000	1,193
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	6,210	7,304
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48	2,570	3,004
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50	2,900	3,370
Delaware HFA, Christiana Care Health Services, Series A,
VRDN, 1.18%, 10/1/38	1,490	1,490
Delaware HFA, Nanticoke Memorial Hospital, 5.00%, 7/1/28	4,000	4,386
Delaware HFA, Nanticoke Memorial Hospital, 5.00%, 7/1/32	3,250	3,534
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/48	2,725	3,031
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/53	4,350	4,822
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/58	3,685	4,057
Kent County, CHF Dover and Delaware Univ. Project, 5.00%,
7/1/32	260	298
Kent County, CHF Dover and Delaware Univ. Project, Series A,
5.00%, 7/1/40	750	842
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36	11,450	12,617
Sussex County, NRG Energy, Indian River, 6.00%, 10/1/40	5,000	5,205
		75,141

District of Columbia 1.6%
District of Columbia, American Society Hematology, 5.00%,
7/1/42	5,095	5,475
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/32	2,125	2,281
District of Columbia, Friendship Public Charter School,
Series A, 5.00%, 6/1/36	3,000	3,425
District of Columbia, Friendship Public Charter School,
Series A, 5.00%, 6/1/41	1,945	2,194
District of Columbia, Friendship Public Charter School,
Series A, 5.00%, 6/1/46	2,885	3,231

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	2,895	3,123
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	5,135	5,503
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	12,065	12,863
District of Columbia, Methodist Home of D. C. , Series A-R,
5.125%, 1/1/35	1,565	1,593
District of Columbia, Methodist Home of D. C. , Series A-R,
5.25%, 1/1/39	1,015	1,034
District of Columbia Tobacco Settlement Fin. , Series A,
Zero Coupon, 6/15/46	31,185	5,987
District of Columbia Tobacco Settlement Fin. , Series B,
Zero Coupon, 6/15/46	23,000	2,430
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	14,000	18,711
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (2)	12,805	7,415
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/38	10,000	5,517
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/39	2,000	1,062
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, Zero Coupon, 10/1/40	5,000	2,556
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series C, 6.50%, 10/1/41 (10)	1,000	1,291
		85,691

Florida 3.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34	240	215
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49	9,450	8,218
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	15,500	17,375
Boggy Creek Improvement Dist. , Special Assessment, Series
2013, 5.125%, 5/1/43	10,175	10,471

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 4.75%, 5/1/24	930	981
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 5.00%, 5/1/32 (3)	1,200	1,307
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 5.00%, 5/1/48 (3)	3,250	3,437
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 5.125%, 5/1/45	1,000	1,049
Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.50%, 5/1/30	6,730	7,202
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42	12,160	13,633
Double Branch Community Dev. Dist. , Special Assessment,
Series A-1, 4.00%, 5/1/25	250	268
Fishhawk Community Dev. Dist. IV, Special Assessment, 7.25%,
5/1/43	2,115	2,384
Florida Dev. Fin. , Waste Pro USA Project, 5.00%, 5/1/29 (3)(6)	3,360	3,696
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A1,
4.75%, 6/1/38 (3)	3,150	3,486
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A1,
5.00%, 6/1/48 (3)	11,445	12,759
Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern
University, 5.00%, 4/1/30	1,150	1,340
Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern
University, 5.00%, 4/1/31	2,670	3,099
Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern
University, 5.00%, 4/1/32	1,750	2,023
Florida Higher Ed. Fac. Fin. Auth. , Nova Southeastern
University, 5.00%, 4/1/36	1,000	1,145
Jacksonville, Educational Fac. , Series B, 5.00%, 6/1/53 (3)	9,690	10,728
Jacksonville, Sales Tax, 5.00%, 10/1/30	7,500	8,189
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (3)	1,200	1,323
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (3)	1,510	1,664
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 4.00%, 5/1/22	340	346

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37	3,650	4,004
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47	4,600	5,033
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36	1,805	1,918
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46	3,590	3,817
Lakewood Ranch Stewardship Dist., Northeast Sector-Phase
1B, 5.30%, 5/1/39	1,000	1,092
Lakewood Ranch Stewardship Dist., Northeast Sector-Phase
1B, 5.45%, 5/1/48	1,725	1,902
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (3)	325	342
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (3)	1,000	1,062
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (3)	1,490	1,592
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52 (3)	9,250	9,821
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (6)(8)	2,000	2,205
OTC Community Dev. Dist. , Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38	2,055	2,056
Palm Beach County HFA, Sinai Residences Boca Raton, Series
A, IDRB, 7.50%, 6/1/49	4,750	5,347
Pinellas County IDA, Foundation for Global Understanding,
IDRB, 5.00%, 7/1/39	1,375	1,597
Pinellas County IDA, Foundation for Global Understanding,
Series 2019, 5.00%, 7/1/29	1,040	1,238
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37	1,385	1,526
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42	1,600	1,753
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47	3,205	3,506
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52	6,770	7,391
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44	6,170	6,739
Tampa, Univ. of Tampa, 5.00%, 4/1/40	2,500	2,832
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tampa, Univ. of Tampa, 5.00%, 4/1/45	6,120	6,921
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-1, STEP, 0.00%, 5/1/40	960	828
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-2, STEP, 0.00%, 5/1/40	590	417
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-3, 6.61%, 5/1/40 (1)(11)	640	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.45%, 5/1/23 (1)(11)	155	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.65%, 5/1/40 (11)	160	—
Tolomato Community Dev. Dist. , Special Assessment,
Series A-4, STEP, 0.00%, 5/1/40	235	204
Village Community Dev. Dist. No. 10, Special Assessment,
5.00%, 5/1/32	2,295	2,455
Village Community Dev. Dist. No. 10, Special Assessment,
5.125%, 5/1/24	2,050	2,193
Village Community Dev. Dist. No. 10, Special Assessment,
5.125%, 5/1/43	4,415	4,751
Village Community Dev. Dist. No. 10, Special Assessment,
5.75%, 5/1/31	3,590	4,003
Village Community Dev. Dist. No. 10, Special Assessment,
6.00%, 5/1/44	4,475	5,050
Village Community Dev. Dist. No. 9, Special Assessment,
5.25%, 5/1/31	1,225	1,294
Village Community Dev. Dist. No. 9, Special Assessment,
5.50%, 5/1/42	1,620	1,714
		212,941

Georgia 2.3%
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.50%, 1/1/29	3,000	3,200
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	16,725	17,470
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	13,770	14,511
Cobb County Kennestone Hosp. Auth. , Series B, 5.50%, 4/1/37
(Prerefunded 4/1/20) (8)(12)	1,865	1,891
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (3)	3,450	3,746
Fulton County Residential Care Fac. for the Elderly Auth. ,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (3)	2,750	2,962
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/42	5,400	6,264
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/45	5,535	6,399
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.50%, 2/15/42	10,000	12,304
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health System, RAC, 5.00%, 8/1/47	4,970	5,731
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.00%, 6/15/27 (3)	400	405
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.75%, 6/15/37 (3)	1,540	1,585
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 5.875%, 6/15/47 (3)	2,500	2,557
Macon-Bibb County Urban Dev. Auth. , Academy Classical Ed. ,
Series A, 6.00%, 6/15/52 (3)	1,535	1,563
Main Street Natural Gas, Series A, 5.00%, 5/15/49	3,000	4,079
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/27 (3)	3,465	3,942
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/37 (3)	2,795	3,140
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/47 (3)	11,000	12,171
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49	12,455	14,209
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44	9,575	10,735
		128,864

Hawaii 0.1%
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living,
5.125%, 11/15/32	1,300	1,437
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living, 5.25%,
11/15/37	2,100	2,316
		3,753

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Idaho 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39	5,000	5,520
Power County PCR, FMC Corp. , 6.45%, 8/1/32 (6)	4,570	4,589
		10,109

Illinois 8.7%
Chicago, Series 2005D, GO, 5.50%, 1/1/40	12,000	13,466
Chicago, Series 2007E, GO, 5.50%, 1/1/35	1,500	1,698
Chicago, Series A, GO, 5.00%, 1/1/39	1,300	1,478
Chicago, Series A, GO, 5.00%, 1/1/40	3,000	3,402
Chicago, Series A, GO, 5.25%, 1/1/35	4,435	4,566
Chicago, Series A, GO, 5.50%, 1/1/35	4,000	4,854
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (13)	10,000	8,270
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/34 (2)	1,000	1,190
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/35 (2)	1,000	1,186
Chicago Board of Ed. , School Reform, Series A, GO,
Zero Coupon, 12/1/23 (13)	2,000	1,822
Chicago Board of Ed. , School Reform, Series B-1, GO,
Zero Coupon, 12/1/22 (13)	7,500	7,009
Chicago Board of Ed. , School Reform, Series B-1, GO,
Zero Coupon, 12/1/27 (13)	15,525	12,528
Chicago Board of Ed. , School Reform, Series B-1, GO,
Zero Coupon, 12/1/29 (2)	14,205	10,824
Chicago Midway Int'l Airport, Series B, 5.00%, 1/1/46	4,700	5,389
Chicago O'Hare Int'l Airport, 5.625%, 1/1/35 (Prerefunded
1/1/21) (8)	8,470	8,877
Chicago O'Hare Int'l Airport, Unrefunded Balanced, 5.625%,
1/1/35	2,030	2,121
Chicago O'Hare Int'l. Airport, Customer Facility Charge, 5.75%,
1/1/38	12,000	13,464
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/33	1,000	1,122
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/34	1,000	1,119
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/35	1,000	1,118
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/39	1,500	1,662
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chicago Waterworks, 5.00%, 11/1/25	2,000	2,353
Chicago Waterworks, 5.00%, 11/1/44	2,650	2,924
Chicago Waterworks, Series A-1, 5.00%, 11/1/27	1,345	1,595
Cook County, Series C, GO, 5.00%, 11/15/25 (2)	4,670	5,125
Illinois, GO, 5.00%, 1/1/22	4,000	4,009
Illinois, GO, 5.00%, 2/1/28	4,250	4,852
Illinois, GO, 5.25%, 2/1/33	4,000	4,376
Illinois, GO, 5.25%, 2/1/34	3,100	3,388
Illinois, GO, 5.50%, 7/1/38	8,500	9,317
Illinois, Series A, GO, 5.00%, 10/1/31	2,500	2,877
Illinois, Series B, GO, 5.00%, 12/1/23	9,450	10,439
Illinois, Series B, GO, 5.00%, 10/1/31	2,300	2,646
Illinois, Series B, GO, 5.00%, 10/1/32	3,140	3,602
Illinois, Series D, GO, 5.00%, 11/1/23	20,500	22,523
Illinois, Series D, GO, 5.00%, 11/1/25	1,000	1,129
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (6)	1,750	1,759
Illinois Fin. Auth. , Series A-4, VRDN, 1.13%, 8/15/42	3,790	3,790
Illinois Fin. Auth. , Admiral at the Lake, 5.00%, 5/15/33	14,000	14,774
Illinois Fin. Auth. , Admiral at the Lake, 5.125%, 5/15/38	11,000	11,552
Illinois Fin. Auth. , Admiral at the Lake, 5.25%, 5/15/42	2,000	2,099
Illinois Fin. Auth. , Admiral at the Lake, 5.25%, 5/15/54	12,000	12,487
Illinois Fin. Auth. , Admiral at the Lake, Series A, 7.625%,
5/15/25 (Prerefunded 5/15/20) (8)	2,850	2,931
Illinois Fin. Auth. , Admiral at the Lake, Series A, 7.75%, 5/15/30
(Prerefunded 5/15/20) (8)	4,940	5,083
Illinois Fin. Auth. , Admiral at the Lake, Series A, 8.00%, 5/15/40
(Prerefunded 5/15/20) (8)	8,025	8,266
Illinois Fin. Auth. , Admiral at the Lake, Series A, 8.00%, 5/15/46
(Prerefunded 5/15/20) (8)	12,215	12,581
Illinois Fin. Auth. , Christian Homes, 5.00%, 5/15/36	1,400	1,505
Illinois Fin. Auth. , Christian Homes, 5.00%, 5/15/40	1,250	1,334
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.00%,
5/15/37	3,855	4,259
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.00%,
5/15/47	1,555	1,692
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.125%,
5/15/43	1,500	1,585
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.25%,
5/15/47	7,000	7,413
Illinois Fin. Auth. , Northwestern Memorial Hospital, Series A-3,
VRDN, 1.15%, 8/15/42	945	945
Illinois Fin. Auth. , Plymouth Place, 5.25%, 5/15/45	1,200	1,280
Illinois Fin. Auth. , Plymouth Place, 5.25%, 5/15/50	3,250	3,459
Illinois Fin. Auth. , Presence Health Network, Series C, 5.00%,
2/15/34	1,695	2,027
Illinois Fin. Auth. , Presence Health Network, Series C, 5.00%,
2/15/36	2,465	2,925
Illinois Fin. Auth. , Presence Health Network, Series C, 5.00%,
2/15/41	3,370	3,951
Illinois Fin. Auth. , Silver Cross Hosp. , Series C, 5.00%, 8/15/35	5,000	5,667
Illinois Fin. Auth. , Silver Cross Hosp. , Series C, 5.00%, 8/15/44	5,000	5,579
Illinois Fin. Auth. , Three Crowns Park, 5.00%, 2/15/32	1,150	1,248
Illinois Fin. Auth. , Three Crowns Park, 5.25%, 2/15/37	800	869
Illinois Fin. Auth. , Three Crowns Park, 5.25%, 2/15/47	4,100	4,417
Illinois Fin. Auth. , Univ. of Chicago Medical Center, Series D-1,
VRDN, 1.14%, 8/1/43	9,940	9,940
Illinois Fin. Auth. , Villa Saint Benedict, 6.125%, 11/15/35	3,525	3,938
Illinois Fin. Auth. , Villa Saint Benedict, 6.375%, 11/15/43	4,000	4,487
Lombard Public Fac. , Series A-2, 5.50%, 1/1/30 (3)(14)	2,225	2,194
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, 5.00%, 6/15/57	16,655	18,416
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, Zero Coupon, 12/15/30 (13)	3,840	2,761
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, Zero Coupon, 12/15/33 (13)	60,550	38,785
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series B-2, 5.25%, 6/15/50	33,235	33,625
Railsplitter Tobacco Settlement Auth. , 6.00%, 6/1/28
(Prerefunded 6/1/21) (8)	13,560	14,523
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (13)	7,500	10,448
State of Illinois, GO, 5.00%, 5/1/34	2,000	2,175
State of Illinois, Series D, GO, 5.00%, 11/1/28	6,965	7,964
Upper Illinois River Valley Dev. Auth. , Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (3)	4,175	4,491
Upper Illinois River Valley Dev. Auth. , Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (3)	8,105	8,599
		476,143

Indiana 2.8%
East Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (6)	1,770	1,874
Indiana Fin. Auth. , Community Foundation of Northwest Indiana,
5.00%, 3/1/36	9,000	10,272
Indiana Fin. Auth. , Community Foundation of Northwest Indiana,
5.00%, 3/1/41 (Prerefunded 3/1/22) (8)	4,250	4,607
Indiana Fin. Auth. , Greencroft Obligated Group, Series A,
7.00%, 11/15/43	8,000	9,072
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.00%,
7/1/44 (6)	8,000	8,684
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.00%,
7/1/48 (6)	18,975	20,549
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.25%,
1/1/51 (6)	25,000	27,275
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/32	3,000	3,134
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/39	12,405	12,950
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	6,115	6,201
Indianapolis Airport Auth. , United Airlines, Series A, 6.50%,
11/15/31 (6)(11)(15)	9,846	3
Shoals, National Gypsum, 7.25%, 11/1/43 (6)	4,250	4,703
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (6)	7,400	8,571
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (6)	10,000	11,650
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (8)	6,170	6,861
Whiting, BP Products, VRDN, 5.00%, 12/1/44
(Tender 6/5/26) (6)	13,575	16,081
		152,487
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)

Iowa 0.3%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	4,425	4,481
Iowa Fin. Auth. , Iowa Fertilizer, 5.25%, 12/1/25	4,250	4,618
Iowa Fin. Auth. , Iowa Fertilizer, 5.875%, 12/1/26 (3)	855	890
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	3,485	3,771
Iowa Student Loan Liquidity, Series A-2, 5.75%, 12/1/28 (6)	215	215
Iowa Student Loan Liquidity, Series A-2, 5.85%, 12/1/30 (6)	215	215
		14,190

Kansas 0.2%
Kansas DFA, Adventist Health Sunbelt Obligated Group,
Series A, 5.00%, 11/15/32	6,025	6,502
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/30	1,270	1,448
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/32	1,150	1,306
Lenexa, Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/39	1,175	1,316
		10,572

Kentucky 2.1%
Kentucky Economic DFA, Baptist Life Communities, Series
2016, 6.25%, 11/15/46	3,500	2,826
Kentucky Economic DFA, Baptist Life Communities, Series
2016A, 6.375%, 11/15/51	5,850	4,723
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/45 (2)	3,200	3,730
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/47 (2)	4,375	4,748
Kentucky Economic DFA, Masonic Homes Independent Living,
Series A, 5.00%, 5/15/46	7,100	7,377
Kentucky Economic DFA, Masonic Homes Independent Living,
Series A, 5.00%, 5/15/51	4,675	4,844

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42	4,500	4,702
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45	2,350	2,461
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	4,100	4,694
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	5,100	5,798
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	8,100	9,114
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41	7,625	8,835
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	14,100	15,906
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (8)	10,760	11,036
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.50%, 3/1/45 (Prerefunded 6/1/20) (8)	2,530	2,596
Kentucky Economic DFA, Owensboro Medical Health, Series B,
6.375%, 3/1/40 (Prerefunded 6/1/20) (8)	1,015	1,041
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 5.75%, 7/1/49	2,900	3,261
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 6.00%, 7/1/53	10,000	11,356
Owen County Waterworks, American Water, Series A, 6.25%,
6/1/39 (Prerefunded 12/10/19) (8)	5,530	5,536
		114,584

Louisiana 1.5%
Jefferson Parish Economic Dev. & Port Dist. , Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (3)	2,400	2,556
Jefferson Parish Economic Dev. & Port Dist. , Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (3)	2,805	2,992
Louisiana Local Gov't. Environmental Fac. & Community Dev.
Auth. , Westlake Chemical, 3.50%, 11/1/32	23,000	24,207
New Orleans Aviation Board, Series A, 5.00%, 1/1/40	4,900	5,557
New Orleans Aviation Board, Series B, 5.00%, 1/1/40 (6)	1,000	1,120

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Orleans Aviation Board, Series B, 5.00%, 1/1/43 (6)	2,000	2,301
New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (6)	7,700	8,812
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/28 (6)	600	718
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/29 (6)	500	596
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/30 (6)	300	356
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (6)	650	768
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/32 (6)	750	884
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (6)	810	950
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (6)	650	761
New Orleans Sewerage Service, 5.00%, 6/1/33	1,445	1,665
New Orleans Sewerage Service, 5.00%, 6/1/40	2,735	3,107
New Orleans Sewerage Service, 5.00%, 6/1/45	1,750	1,976
New Orleans Water System, 5.00%, 12/1/40	6,750	7,678
New Orleans Water System, 5.00%, 12/1/45	5,505	6,207
Saint Charles Parish PCR, Shell Oil Project, VRDN, 1.23%,
11/1/21 (6)	7,100	7,100
Saint Charles Parish PCR, Shell Oil Project, Series A, VRDN,
1.23%, 10/1/22 (6)	300	300
		80,611

Maine 0.1%
Maine HHEFA, Maine General Medical Center, 6.00%, 7/1/26	2,000	2,112
Maine HHEFA, Maine General Medical Center, 6.75%, 7/1/36	4,000	4,283
		6,395

Maryland 4.8%
Anne Arundel County, Annapolis Area Christian School,
Series A, 5.50%, 7/1/23	655	681
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33	2,555	2,754
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43	4,965	5,357
Baltimore City, Convention Center Hotel, 5.00%, 9/1/39	6,955	7,986
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	21,530	24,470
Gaithersburg, Asbury Maryland Obligated Group, Series B,
6.00%, 1/1/23 (Prerefunded 1/1/20) (8)	2,000	2,007
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/27	1,500	1,723
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/28	2,000	2,291
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	11,535	13,057
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	1,860	2,098
Maryland Economic Dev. , Baltimore City, Series A, 5.00%,
6/1/58	5,100	5,668
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/25	2,100	2,253
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/29 (3)	2,400	2,611
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/33 (3)	2,540	2,743
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/27 (6)	3,435	3,636
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (6)	1,500	1,585
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/26 (6)	300	355
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/27 (6)	500	589
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/30 (6)	1,000	1,159
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/32 (6)	2,050	2,365
Maryland Economic Dev. , Terminal, Series B, 5.125%, 6/1/20
(16)	425	433
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/21	1,000	1,052
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/23	1,000	1,113
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/24	500	571
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/25	1,000	1,167
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/27	1,000	1,212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/28	1,500	1,845
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/30	1,000	1,225
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/32	1,000	1,209
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/35	2,585	3,110
Maryland Economic Dev. , Transportation Fac. , Series A,
5.375%, 6/1/25 (Prerefunded 6/1/20) (8)	3,625	3,700
Maryland Economic Dev. , Transportation Fac. , Series A, 5.75%,
6/1/35 (Prerefunded 6/1/20) (8)	7,800	7,976
Maryland HHEFA, 5.00%, 7/1/39	5,000	5,625
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	6,860	8,201
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	20,675	24,128
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%,
1/1/36	3,500	3,798
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (8)	3,000	3,160
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (8)	4,000	4,214
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45	1,000	1,156
Maryland HHEFA, City Neighbors Charter School, Series A,
6.75%, 7/1/44	2,850	3,107
Maryland HHEFA, Doctors Community Hosp. , 5.75%, 7/1/38
(Prerefunded 7/1/20) (8)	9,320	9,569
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32	600	700
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33	1,525	1,776
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34	1,800	2,091
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35	1,605	1,858

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36	1,500	1,731
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	1,000	1,091
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/29	2,640	3,080
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	9,725	11,029
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34	11,910	13,397
Montgomery County, Friends House Retirement Community,
5.00%, 7/1/39	325	346
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48	6,500	6,980
Prince George's County, National Harbor, 5.20%, 7/1/34	2,800	2,811
Prince George's County, Suitland-Naylor Road, 4.75%, 7/1/36
(3)	1,750	1,860
Prince George's County, Suitland-Naylor Road, 5.00%, 7/1/46
(3)	2,500	2,669
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	1,400	1,405
Rockville City, Ingleside at King Farm, 3.50%, 11/1/26	2,080	2,090
Rockville City, Ingleside at King Farm, 5.00%, 11/1/29	500	571
Rockville City, Ingleside at King Farm, 5.00%, 11/1/32	500	564
Rockville City, Ingleside at King Farm, Series A1, 5.00%,
11/1/31	1,500	1,698
Rockville City, Ingleside at King Farm, Series A1, 5.00%,
11/1/37	2,010	2,237
Rockville City, Ingleside at King Farm, Series A2, 5.00%,
11/1/35	1,000	1,119
Rockville City, Ingleside at King Farm, Series B, 4.25%, 11/1/37	395	420
Rockville City, Ingleside at King Farm, Series B, 4.50%, 11/1/43	1,970	2,104
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/42	3,400	3,750
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/47	6,065	6,669
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	4,500	4,842
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	4,500	4,909
Westminster, Miller's Grant Lutheran Village, Series A, 5.00%,
7/1/24	2,040	2,232

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Westminster, Miller's Grant Lutheran Village, Series A, 6.25%,
7/1/44	3,645	4,059
		263,047

Massachusetts 0.8%
Massachusetts Dev. Fin. Agency, Boston Univ. , Series P-AGC-
ICC, 5.45%, 5/15/59	2,525	3,215
Massachusetts Dev. Fin. Agency, Linden Ponds Fac. , 5.00%,
11/15/38 (3)	2,690	3,041
Massachusetts Dev. Fin. Agency, Linden Ponds Fac. , 5.125%,
11/15/46 (3)	3,700	4,179
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.625%, 7/15/36	605	661
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.75%, 7/15/43	3,290	3,583
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/37 (3)	4,500	4,978
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/47 (3)	6,625	7,282
Massachusetts Dev. Fin. Agency, Newbridge on the Charles,
5.00%, 10/1/57 (3)	17,465	19,146
		46,085

Michigan 3.0%
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/37	1,000	1,102
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/41	5,695	6,245
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/47	15,895	17,362
Detroit City, GO, 5.00%, 4/1/29	725	833
Detroit City, GO, 5.00%, 4/1/30	700	801
Detroit City, GO, 5.00%, 4/1/31	750	854
Detroit City, GO, 5.00%, 4/1/32	850	966
Detroit City, GO, 5.00%, 4/1/33	1,200	1,358
Detroit City, GO, 5.00%, 4/1/37	2,100	2,353
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Detroit City, GO, 5.00%, 4/1/38	1,400	1,564
Detroit Sewage Disposal System, Series A, 5.00%, 7/1/32	1,000	1,079
Detroit Sewage Disposal System, Series A, 5.00%, 7/1/39 (2)	2,000	2,157
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/26	6,000	6,567
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/39	17,685	19,141
Detroit Water Supply System, Series A, 5.25%, 7/1/41	1,000	1,054
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/32	2,110	2,303
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/37	1,190	1,283
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/47	2,775	2,954
Grand Rapids Economic Dev. , Beacon Hill at Eastgate, 5.00%,
11/1/52	1,185	1,257
Great Lakes Water Auth. , Sewage Disposal System, Series C,
5.00%, 7/1/30	950	1,131
Great Lakes Water Auth. , Sewage Disposal System, Series C,
5.00%, 7/1/36	24,000	28,112
Karegnondi Water Auth. , Water Supply System, Series A,
5.25%, 11/1/40	20,000	22,400
Michigan Fin. Auth. , Great Lakes, Series C-2, 5.00%, 7/1/44 (6)	1,220	1,303
Michigan Fin. Auth. , Local Gov't Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34	4,140	4,791
Michigan Fin. Auth. , Local Gov't Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35	6,190	7,150
Michigan Tobacco Settlement Fin. Auth. , Series A, 6.00%,
6/1/48	11,785	11,849
Michigan Tobacco Settlement Fin. Auth. , Series B, Zero
Coupon, 6/1/52	141,660	8,253
Wayne County Airport Auth. , Detroit Metropolitan Airport, Series
A, 5.00%, 12/1/42	5,220	5,704
Wayne County Airport Auth. , Detroit Metropolitan Airport, Series
B, 5.00%, 12/1/44	2,250	2,551
		164,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Minnesota 0.3%
Deephaven Charter School, Seven Hills Preparatory Academy,
Series A, 5.00%, 10/1/37	520	541
Deephaven Charter School, Seven Hills Preparatory Academy,
Series A, 5.00%, 10/1/49	1,000	1,030
North Oaks, Waverly Gardens, 5.00%, 10/1/47	7,810	8,575
Saint Paul Park, Presbyterian Homes Interlude, 5.00%, 5/1/43	875	932
Saint Paul Park, Presbyterian Homes Interlude, 5.00%, 5/1/53	3,425	3,627
Wayzata, Folkestone Senior Living, 5.00%, 8/1/33	150	168
Wayzata, Folkestone Senior Living, 5.00%, 8/1/35	250	279
Wayzata, Folkestone Senior Living, 5.00%, 8/1/49	1,000	1,099
Wayzata, Folkestone Senior Living, 5.00%, 8/1/54	1,600	1,754
Wayzata, Folkestone Senior Living, Series C, 5.00%, 8/1/32	200	224
		18,229

Mississippi 0.3%
Jackson County, VRDN, 1.12%, 6/1/23	5,500	5,500
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22	4,610	5,067
Mississippi Business Fin. , Chevron USA, Series A, VRDN,
1.12%, 11/1/35	1,020	1,020
Warren County Gulf Opportunity Zone, International Paper,
Series A, PCR, 5.375%, 12/1/35	3,900	4,196
		15,783

Missouri 1.4%
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37	2,000	2,270
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42	1,700	1,908
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50	4,000	4,447
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34	1,400	1,601
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35	1,100	1,256
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46	6,500	7,285
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38	4,750	5,338
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48	15,500	17,441
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30	1,000	1,102
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35	700	763
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45	1,700	1,840
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.00%, 12/1/35	2,000	2,196
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45	2,125	2,314
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29	925	1,001
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35	2,740	2,971
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47	2,950	3,212
Saint Louis Land Clearance Auth. , National Geospatial
Intelligence, 5.125%, 6/1/46	5,330	5,963
Saint Louis Land Clearance Auth. , National Geospatial
Intelligence, 5.375%, 6/1/43	14,650	16,649
		79,557

Montana 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37	685	744
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47	7,250	7,803
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52	7,350	7,892
		16,439

Nebraska 0.3%
Central Plains Energy, Project 3, Series A, 5.00%, 9/1/30	3,500	4,371
Central Plains Energy, Project 3, Series A, 5.00%, 9/1/35	10,570	13,896
		18,267

Nevada 0.5%
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/34	1,760	1,964
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/39	2,615	2,897
Henderson Public Improvement Trust, Touro College &
University Obligated Group, 5.50%, 1/1/44	3,745	4,128
Las Vegas Redev. Agency, 5.00%, 6/15/30	415	483
Las Vegas Redev. Agency, 5.00%, 6/15/40	4,525	5,133
Las Vegas Redev. Agency, 5.00%, 6/15/45	7,950	8,960
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (2)	200	245
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36	250	306
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37	500	610
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (2)	100	120
Reno, Retrac-Reno Transportation, Series A, 5.00%, 6/1/48	500	597
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (3)	19,000	2,738
		28,181

New Hampshire 0.5%
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.25%, 7/1/39 (3)	1,570	1,707
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.625%, 7/1/46 (3)	875	961
New Hampshire Business Fin. Auth. , Vista Project, Series A,
5.75%, 7/1/54 (3)	2,185	2,404
New Hampshire HEFA, Hillside Village, Series A, 6.125%,
7/1/37 (3)	2,715	2,942
New Hampshire HEFA, Hillside Village, Series A, 6.125%,
7/1/52 (3)	8,615	9,294
New Hampshire HEFA, Hillside Village, Series A, 6.25%,
7/1/42 (3)	2,550	2,769
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36	800	887
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40	750	830
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46	6,110	6,736
		28,530

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Jersey 4.4%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (6)	4,630	5,023
New Jersey Economic Dev. Auth. , Barnabas Health, Series A,
Zero Coupon, 7/1/26 (13)(16)	2,500	2,228
New Jersey Economic Dev. Auth. , Beloved Community Charter
School Project, 5.00%, 6/15/49 (3)	1,000	1,073
New Jersey Economic Dev. Auth. , Continental Airlines, 5.125%,
9/15/23 (6)	3,000	3,221
New Jersey Economic Dev. Auth. , Continental Airlines, 5.25%,
9/15/29 (6)	10,000	10,900
New Jersey Economic Dev. Auth. , Continental Airlines, Series B,
5.625%, 11/15/30 (6)	9,000	10,305
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (2)(6)	3,000	3,350
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (6)	7,615	8,542
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (6)	1,500	1,677
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.625%,
1/1/52 (6)	17,000	19,061
New Jersey Economic Dev. Auth. , Lions Gate, 4.375%, 1/1/24	1,000	1,022
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	1,035	1,083
New Jersey Economic Dev. Auth. , Lions Gate, 5.00%, 1/1/34	1,980	2,059
New Jersey Economic Dev. Auth. , Lions Gate, 5.25%, 1/1/44	4,900	5,096
New Jersey Economic Dev. Auth. , Middlesex Water, 4.00%,
8/1/59 (6)	2,375	2,568
New Jersey Economic Dev. Auth. , Middlesex Water, 5.00%,
8/1/59 (6)	2,025	2,412
New Jersey Economic Dev. Auth. , Montclair Univ. Student
Housing, Series A, 5.875%, 6/1/42 (Prerefunded 6/1/20) (8)	10,000	10,237
New Jersey Economic Dev. Auth. , Port Newark Container,
5.00%, 10/1/37 (6)	13,195	15,295
New Jersey Economic Dev. Auth. , Port Newark Container,
5.00%, 10/1/47 (6)	15,080	17,193
New Jersey Economic Dev. Auth. , Rowan Univ. Student
Housing, Series A, 5.00%, 1/1/48	6,860	7,354
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Special Assessment,
Kapkowski Road Landfill, 5.75%, 10/1/21	1,835	1,908
New Jersey Economic Dev. Auth. , UMM Energy Partners,
Series A, 5.00%, 6/15/37 (6)	1,250	1,328
New Jersey Economic Dev. Auth. , UMM Energy Partners,
Series A, 5.125%, 6/15/43 (6)	1,750	1,861
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24	1,900	2,079
New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/37
(Prerefunded 7/1/21) (8)	8,000	8,554
New Jersey HCFFA, Holy Name Medical Center, 5.00%, 7/1/25	5,000	5,098
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , 5.50%,
7/1/43	4,000	4,513
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/35 (5)	1,000	1,144
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/44 (5)	3,000	3,352
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31 (5)	1,000	1,263
New Jersey Higher Ed. Student Assistance Auth. , Series 1,
5.75%, 12/1/28 (6)	845	899
New Jersey Higher Ed. Student Assistance Auth. , Series 1,
5.875%, 12/1/33 (6)	1,000	1,066
New Jersey Higher Ed. Student Assistance Auth. , Series 1B,
4.75%, 12/1/43 (6)	7,000	7,448
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31	11,625	13,496
New Jersey Transportation Trust Fund Auth. , Transportation
Program Bonds, 5.25%, 6/15/43	3,425	3,982
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series A, Zero Coupon, 12/15/28	15,000	11,719
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series C, Zero Coupon, 12/15/30 (13)	4,520	3,318
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series C, Zero Coupon, 12/15/31 (13)	3,395	2,418
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	30,000	34,759
		239,904

New York 5.5%
Brookhaven Local Dev. , Jeffersons Ferry, 5.25%, 11/1/36	1,500	1,746
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Brooklyn Arena Local Dev. , Barclays Center, Series A, 4.00%,
7/15/29 (2)	1,500	1,700
Brooklyn Arena Local Dev. , Barclays Center, Series A, 4.00%,
7/15/35 (2)	3,250	3,596
Build New York City Resource, Inwood Academy Leadership,
Series A, 5.50%, 5/1/48 (3)	500	563
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)(6)	900	994
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)(6)	12,500	13,729
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/30 (3)	1,200	1,420
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/31 (3)	1,000	1,182
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/34 (3)	1,000	1,174
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/36 (3)	1,700	1,986
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series A, 5.00%, 1/1/56	6,450	6,972
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series B, Zero Coupon, 1/1/45	29,360	10,287
Glen Cove Local Economic Assistance, Garvies Point Public
Improvement, Series C, STEP, 0.00%, 1/1/55	9,620	9,229
Hudson Yards Infrastructure, 5.25%, 2/15/47 (Prerefunded
2/15/21) (8)	150	158
Hudson Yards Infrastructure, 5.75%, 2/15/47 (Prerefunded
2/15/21) (8)	9,445	9,975
Hudson Yards Infrastructure, Unrefunded Balanced, 5.25%,
2/15/47	3,260	3,407
Hudson Yards Infrastructure, Unrefunded Balanced, 5.75%,
2/15/47	5,805	6,105
Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	1,105	1,106
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32	113	113
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/34	769	772
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49	15,319	15,109
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49	1,489	1,469
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%,
7/1/20	771	770
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (1)(11)	5,376	874
New York Liberty Dev. , 3 World Trade Center, Class 1, 5.00%,
11/15/44 (3)	13,150	14,517
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3)	24,845	27,991
New York Liberty Dev. , 4 World Trade Center, 5.75%, 11/15/51	24,000	26,016
New York Liberty Dev. , Bank of America Tower, 2.625%,
9/15/69	2,675	2,704
New York Liberty Dev. , Bank of America Tower, 2.80%, 9/15/69	6,850	6,897
New York Liberty Dev. , Goldman Sachs, 5.25%, 10/1/35	28,865	39,269
New York Liberty Dev. , One Bryant Park, 6.375%, 7/15/49
(Prerefunded 1/15/20) (8)	10,000	10,062
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (6)	14,810	15,531
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (6)	15,725	16,435
Onondaga Civic Dev. , Saint Joseph's Hosp. Health Center,
5.00%, 7/1/42 (Prerefunded 7/1/22) (8)	8,930	9,815
Onondaga Civic Dev. , Upstate Properties Dev. , 5.25%, 12/1/41	2,000	2,151
Port Auth. of New York & New Jersey, JFK Int'l Airport Terminal,
6.00%, 12/1/36	7,500	7,861
Port Auth. of New York & New Jersey, JFK Int'l Airport Terminal,
6.00%, 12/1/42	8,000	8,351
Tompkins County Dev. , Kendal at Ithaca, 5.00%, 7/1/29	900	994
Tompkins County Dev. , Kendal at Ithaca, Series A, 5.00%,
7/1/34	1,685	1,842
Tompkins County Dev. , Kendal at Ithaca, Series A, 5.00%,
7/1/44	1,835	1,993
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	13,495	15,094
		301,959

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
North Carolina 2.7%
Charlotte-Mecklenburg Hosp. Auth. , Series C, VRDN, 1.15%,
1/15/37	2,920	2,920
Columbus County Ind. Fac. & Pollution Control Fin. Auth. ,
International Paper, 5.70%, 5/1/34	6,750	6,869
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37	2,600	2,764
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40	5,365	5,733
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45	4,325	4,635
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 6.25%, 7/1/35	4,500	5,046
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47	1,150	1,257
North Carolina Medical Care Commission, Galloway Ridge,
Series A, 5.25%, 1/1/41	2,500	2,707
North Carolina Medical Care Commission, Galloway Ridge,
Series A, 5.875%, 1/1/31 (Prerefunded 1/1/20) (8)	2,295	2,303
North Carolina Medical Care Commission, Galloway Ridge,
Series A, 6.00%, 1/1/39 (Prerefunded 1/1/20) (8)	500	502
North Carolina Medical Care Commission, Lutheran Services,
4.75%, 3/1/32	1,000	1,046
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/37	2,000	2,090
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/42	2,000	2,081
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25	4,345	4,936
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/30	1,900	2,059
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/35	5,750	6,127
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37	920	1,008
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45	11,750	12,915

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/31	1,750	1,941
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37	1,550	1,696
North Carolina Medical Care Commission, United Church
Homes, 5.00%, 9/1/41	1,680	1,805
North Carolina Medical Care Commission, United Church
Homes, 5.00%, 9/1/46	3,165	3,389
North Carolina Medical Care Commission, United Church
Homes, Series A, 5.00%, 9/1/37	2,100	2,245
North Carolina Medical Care Commission, United Methodist
Retirement Homes, 5.00%, 10/1/30	3,515	4,121
North Carolina Medical Care Commission, United Methodist
Retirement Homes, 5.00%, 10/1/31	930	1,087
North Carolina Medical Care Commission, United Methodist
Retirement Homes, 5.00%, 10/1/35	5,000	5,773
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40	14,785	16,927
North Carolina Medical Care Commission, Wake Forest Baptist,
Series A, 5.00%, 12/1/45	2,960	3,176
North Carolina Turnpike Auth. , 5.00%, 1/1/30	1,450	1,737
North Carolina Turnpike Auth. , 5.00%, 1/1/32	2,250	2,675
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/42	1,160	1,321
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/47	5,345	6,058
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/51	5,200	5,884
North Carolina Turnpike Auth. , Series A, 5.00%, 7/1/54	20,280	22,936
		149,769

Ohio 4.2%
Bowling Green, State Univ. Student Housing, 5.75%, 6/1/31
(Prerefunded 6/1/20) (8)	4,500	4,603
Bowling Green, State Univ. Student Housing, 6.00%, 6/1/45
(Prerefunded 6/1/20) (8)	4,000	4,096
Buckeye Tobacco Settlement Fin. Auth. , Tobacco Industry,
Series A-2, 5.875%, 6/1/30	900	905
Buckeye Tobacco Settlement Fin. Auth. , Tobacco Industry,
Series A-2, 5.875%, 6/1/47	44,360	44,588
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Buckeye Tobacco Settlement Fin. Auth. , Tobacco Industry,
Series A-2, 6.00%, 6/1/42	8,480	8,528
Buckeye Tobacco Settlement Fin. Auth. , Tobacco Industry,
Series A-2, 6.50%, 6/1/47	32,100	32,723
Cleveland Airport, Series A, 5.00%, 1/1/28 (Prerefunded
1/1/22) (8)	5,000	5,395
Cleveland-Cuyahoga County Port Auth. , Playhouse Square
Foundation, 5.50%, 12/1/43	1,700	1,972
Cleveland-Cuyahoga County Port Auth. , Playhouse Square
Foundation, 5.50%, 12/1/53	5,450	6,276
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42	4,500	5,078
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57	3,000	3,322
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52	19,945	23,149
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57	12,805	14,817
Franklin County, OPRS Communities Obligated Group,
Series A, 6.125%, 7/1/40	7,300	8,020
Franklin County Convention Facilities Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/44	5,050	5,919
Franklin County Convention Facilities Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/51	4,520	5,274
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44	5,000	5,333
Ohio Air Quality Dev. Auth. , AK Steel, 6.75%, 6/1/24 (6)	6,000	6,172
Ohio Air Quality Dev. Auth. , Ohio Valley Electric, 3.25%, 9/1/29	4,700	4,830
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.25%, 1/15/38 (3)(6)	2,750	2,963
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.50%, 1/15/48 (3)(6)	3,175	3,428
Ohio Air Quality Dev. Auth. , Vanadium Project, 5.00%, 7/1/49
(3)(6)	17,200	18,974
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (3)	2,500	2,542
Southeastern Ohio Port Auth. , Memorial Health, 5.75%, 12/1/32	1,000	1,088
Southeastern Ohio Port Auth. , Memorial Health, 6.00%, 12/1/42	10,100	10,877
		230,872

Oklahoma 1.0%
Norman Regional Hosp. Auth. , 4.00%, 9/1/45 (5)	4,250	4,588
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
VR, 6.00%, 4/1/30	825	839
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.00%, 4/1/33	1,000	983
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.125%, 4/1/42	3,000	2,867
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series A, 5.875%, 4/1/30	3,360	3,363
Oklahoma County Fin. Auth. , Epworth Villa Project Oklahoma,
Series B, VR, 5.75%, 4/1/27	645	657
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52	5,590	6,688
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57	9,050	10,758
Tulsa Airport Improvement Trust, Series C, 5.50%, 12/1/35 (6)	11,000	11,979
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.00%,
11/15/31	1,870	2,139
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.25%,
11/15/37	1,250	1,430
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , 5.25%,
11/15/45	1,375	1,554
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , Series A,
7.25%, 11/1/40 (Prerefunded 5/1/20) (8)	6,000	6,147
Tulsa County Ind. Auth. , Montereau, Retirement Fac. , Series A,
7.25%, 11/1/45 (Prerefunded 5/1/20) (8)	2,025	2,074
		56,066

Oregon 0.2%
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, 5.00%, 5/15/38	440	489
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, 5.00%, 5/15/43	615	677
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, 5.00%, 5/15/48	850	934
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, 5.00%, 5/15/52	1,000	1,097
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/32	500	580

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/37	500	575
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/47	1,500	1,698
Clackamas County Hosp. Fac. Auth. , Williamette View, Series A,
5.00%, 11/15/52	1,500	1,694
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 4.00%, 11/15/26	500	532
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/31	350	394
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/36	455	507
Yamhill County Hosp. Auth. , Friendsview Retirement
Community, Series A, 5.00%, 11/15/46	1,290	1,424
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/51	1,125	1,239
		11,840

Pennsylvania 3.8%
Allegheny County Ind. Dev. Auth. , United States Steel, 4.875%,
11/1/24	1,215	1,259
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/27 (3)	7,700	8,955
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/32 (3)	3,475	4,009
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/33 (3)	3,500	4,088
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.375%, 5/1/42 (3)	8,000	8,967
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, Series 2017, 5.00%, 5/1/42 (3)	9,000	10,074
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, Series 2018, 5.00%, 5/1/42 (3)	5,750	6,494
Butler County Hosp. Auth. , 5.00%, 7/1/35	8,395	9,560
Butler County Hosp. Auth. , 5.00%, 7/1/39	4,750	5,360
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/34	1,400	1,702

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cumberland County Municipal Auth. , Asbury Obligation Group,
5.25%, 1/1/41	4,000	4,132
Delaware Valley Regional Fin. Auth. , Series A, 5.50%,
8/1/28 (12)	5,000	6,310
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/30	820	921
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/34	1,000	1,094
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/35	1,060	1,177
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/39	1,000	1,085
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/46	1,525	1,643
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/47	7,500	8,189
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43	1,200	1,309
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48	1,300	1,415
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53	1,400	1,518
Lancaster County Hosp. Auth. , Brethren Village, 5.00%, 7/1/30	830	917
Lancaster County Hosp. Auth. , Brethren Village, 5.00%, 7/1/31	860	947
Lancaster County Hosp. Auth. , Brethren Village, 5.00%, 7/1/32	935	1,026
Lancaster County Hosp. Auth. , Brethren Village, 5.125%, 7/1/37	1,500	1,635
Lancaster County Hosp. Auth. , Brethren Village, 5.25%, 7/1/35	250	271
Lancaster County Hosp. Auth. , Brethren Village, 5.25%, 7/1/41	2,800	3,065
Lancaster County Hosp. Auth. , Brethren Village, 5.50%, 7/1/45	1,000	1,090
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , 5.00%, 9/1/43	5,050	5,979
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45	14,230	15,898
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40	3,500	3,679
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50	11,975	12,567
Montgomery County IDA, New Regional Medical Center, IDRB,
5.375%, 8/1/38 (Prerefunded 8/1/20) (8)	5,475	5,630
Pennsylvania Economic DFA, Covanta Project, Green Bond,
3.25%, 8/1/39 (3)(6)	4,125	4,125
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

		Par/Shares	$ Value
	(Amounts in 000s)
	Pennsylvania Economic DFA, National Gypsum, 5.50%,
	11/1/44 (6)	7,500	7,990
	Pennsylvania Fin. Auth. , Tobacco Master Settlement Payment,
	5.00%, 6/1/33	1,125	1,371
	Pennsylvania Fin. Auth. , Tobacco Master Settlement Payment,
	5.00%, 6/1/35	1,175	1,421
	Pennsylvania HEFA, Foundation Indiana Univ. Student Housing,
	Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 2.056%, 7/1/39
(2)	(7)	6,000	5,250
	Pennsylvania HEFA, Indiana Univ. Student Housing, Series A,
	5.00%, 7/1/32 (Prerefunded 7/1/22) (8)	1,620	1,778
	Pennsylvania HEFA, Indiana Univ. Student Housing, Series A,
	5.00%, 7/1/41 (Prerefunded 7/1/22) (8)	6,500	7,135
	Pennsylvania HEFA, La Salle Univ. , 5.00%, 5/1/42	12,970	13,556
	Pennsylvania HEFA, Widener Univ. , 5.00%, 7/15/38	2,400	2,623
	Pennsylvania HEFA, Widener Univ. , Series A, 5.50%, 7/15/38	2,825	3,092
	Philadelphia Hosp. & HEFA, Temple Univ. Health System,
	5.00%, 7/1/30	1,000	1,172
	Philadelphia Hosp. & Higher Ed. Fac. Auth. , Temple Univ.
	Health System, 5.00%, 7/1/28	5,000	5,899
	Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37	3,140	3,511
	Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42	2,125	2,352
	Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49	3,590	3,946
			207,186

	Puerto Rico 3.6%
	Puerto Rico, Series A-4, GO, 5.25%, 7/1/30 (2)	1,500	1,517
	Puerto Rico Aqueduct & Sewer Auth. , Series A, 4.25%, 7/1/25	3,540	3,611
	Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	7,215	7,495
	Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	7,265	7,565
	Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%,
	7/1/47 (10)	6,355	6,535
	Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/24	1,100	1,155
	Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/29	5,000	5,244
	Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	7,450	7,776
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	3,000	3,037
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	8,000	8,100
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/47	3,335	3,548
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.125%, 7/1/24	2,675	2,889
Puerto Rico Electric Power Auth. , Series 2013A-RSA-1, 6.75%,
7/1/36 (11)(17)	10,380	8,122
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.00%,
7/1/29 (11)(17)	11,095	8,488
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (11)(17)	120	92
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/27 (11)(17)	1,450	1,109
Puerto Rico Electric Power Auth. , Series AAA-RSA-1, 5.25%,
7/1/29 (11)(17)	5,000	3,825
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/21 (11)(17)	1,860	1,423
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (11)(17)	170	130
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/26 (11)(17)	2,015	1,541
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (11)(17)	5,170	3,955
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (11)(17)	3,465	2,651
Puerto Rico Electric Power Auth. , Series SS, 5.00%,
7/1/24 (13)	5,000	5,108
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (11)(17)	595	455
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (11)(17)	2,285	1,748
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (11)(17)	765	585
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (11)(17)	925	708
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (11)(17)	120	92
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (11)(17)	380	291
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

		Par/Shares	$ Value
	(Amounts in 000s)
	Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
	7/1/37 (11)(17)	5,940	4,544
	Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
	7/1/33 (11)(17)	575	440
	Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
	7/1/18 (11)(17)	495	371
	Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
	7/1/27 (11)(17)	210	161
	Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
	7/1/35 (11)(17)	4,381	3,351
	Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
	7/1/40 (11)(17)	560	428
	Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
	7/1/36 (11)(17)	1,435	1,110
	Puerto Rico Electric Power Auth. , Series ZZ, 5.25%, 7/1/24
(11)	(17)	4	3
	Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
	7/1/17 (11)(17)	140	101
	Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
	7/1/17 (11)(17)	245	183
	Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
	7/1/19 (11)(17)	2,480	1,848
	Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
	7/1/28 (11)(17)	195	149
	Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
	7/1/19 (11)(17)	1,840	1,364
	Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
	7/1/23 (11)(17)	525	402
	Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
	7/1/24 (11)(17)	210	161
	Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
	7/1/26 (11)(17)	4,830	3,695
	Puerto Rico Sales Tax Fin. , Restructured, Series A-2, GO,
	4.329%, 7/1/40	756	766
	Puerto Rico Sales Tax Fin. , Restructured, Series A-2, GO,
	4.536%, 7/1/53	23	23
	Puerto Rico Sales Tax Fin. , Restructured, Series A-2, GO,
	4.784%, 7/1/58	303	312

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	19,368	20,654
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.55%,
7/1/40	74	76
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	546	564
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 5.00%,
7/1/58	16,189	16,970
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/24	4,537	3,973
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/27	7,474	5,945
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/29	12,161	8,993
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/31	20,382	13,929
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/33	14,232	9,023
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/51	1,556	303
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/46	1,910	502
		199,139

Rhode Island 0.3%
Central Falls Detention Fac. , 7.25%, 7/15/35 (1)(11)	10,815	1,947
Rhode Island Health & Ed. Building, Care New England,
Series A, 5.50%, 9/1/28 (Prerefunded 9/1/23) (8)	3,000	3,470
Rhode Island Health & Ed. Building, Care New England,
Series A, 6.00%, 9/1/33 (Prerefunded 9/1/23) (8)	4,000	4,697
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36	5,000	5,647
		15,761

South Carolina 1.0%
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/20 (11)	175	174
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/21 (11)	207	193
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/22 (11)	219	191
Connector 2000 Assoc. , Series A1, Zero Coupon, 1/1/32 (11)	4,078	1,981
Connector 2000 Assoc. , Series A1, Zero Coupon, 1/1/42 (11)	14,847	3,482
Connector 2000 Assoc. , Series A1, Zero Coupon, 7/22/51 (11)	20,075	2,159
Connector 2000 Assoc. , Series B1, Zero Coupon, 1/1/32 (11)	1,310	290
Connector 2000 Assoc. , Series B1, Zero Coupon, 7/22/51 (11)	6,187	397
Connector 2000 Assoc. , Series C1, Zero Coupon, 7/22/51 (11)	2,316	136
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 5.25%, 2/1/27 (3)(6)	850	878
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 6.00%, 2/1/35 (3)(6)	6,355	6,785
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 6.25%, 2/1/45 (3)(6)	12,775	13,630
South Carolina Public Service Auth. , Series A, 5.50%, 12/1/54	10,000	11,318
South Carolina Public Service Auth. , Series E, 5.25%, 12/1/55	12,250	14,100
		55,714

South Dakota 0.2%
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/28	1,435	1,597
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/30	1,535	1,687
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/32	1,370	1,488
Sioux Falls Heath Fac. , Dow Rummel Village, 5.00%, 11/1/42	2,000	2,108
Sioux Falls Heath Fac. , Dow Rummel Village, 5.125%, 11/1/47	3,130	3,308
		10,188

Tennessee 0.8%
Chattanooga Health, Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/35	2,750	3,109
Knox County Health, Ed. & Housing Fac. Board, Covenant
Health, Series A, 5.00%, 1/1/26	2,730	3,017
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34	500	537
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/42	2,000	2,094
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44	1,165	1,251
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49	3,250	3,484
Shelby County Health, Ed. & Housing Fac. Board, Village at
Germantown, 5.375%, 12/1/47	3,500	3,676
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	11,800	13,606
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	11,920	14,245
		45,019

Texas 8.2%
Austin Airport, Series B, 5.00%, 11/15/41 (6)	550	642
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28	850	1,005
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30	1,750	2,048
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31	1,400	1,633
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32	1,700	1,981
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33	3,125	3,630
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34	2,350	2,724
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28	500	578
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29	1,150	1,324
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32	2,150	2,458
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34	1,520	1,728
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33	4,055	4,429
Central Texas Regional Mobility Auth. , 5.00%, 1/1/42	6,900	7,468
Central Texas Regional Mobility Auth. , 5.00%, 1/1/46	1,900	2,175
Central Texas Regional Mobility Auth. , 6.00%, 1/1/41
(Prerefunded 1/1/21) (8)	11,000	11,565
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Clifton Higher Ed. Fin. , International Leadership, Series D,
6.125%, 8/15/48	13,500	15,079
Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/35
(Prerefunded 11/1/20) (6)(8)	5,000	5,168
Dallas/Fort Worth Intl. Airport, Series A, 5.00%, 11/1/32 (6)	5,250	5,866
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/34	1,700	1,880
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.25%,
9/1/44	7,000	7,672
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42	5,000	5,256
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (6)	11,870	12,103
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38	510	537
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43	520	546
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 7.00%, 1/1/48 (Prerefunded 1/1/23) (8)	5,250	6,157
Houston Airport, Series A, 5.00%, 7/1/32 (6)	6,100	6,598
Houston Airport, Series B-1, 5.00%, 7/15/30 (6)	7,100	7,960
Houston Airport, Series B-1, 5.00%, 7/15/35 (6)	5,250	5,854
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/28	1,400	1,542
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/30	1,690	1,849
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/40	2,910	3,126
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/45	6,660	7,124
Joint Guadalupe County - Seguin Hosp. , 5.25%, 12/1/35	2,075	2,316
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (6)	5,500	5,965
Love Field Airport Modernization, Southwest Airlines, 5.25%,
11/1/40	17,345	17,897
Matagorda County Navigation Dist. No. 1, AEP Texas Central,
Series B-2, 4.00%, 6/1/30	6,000	6,390
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (3)(6)	15,025	16,264
Montgomery County Toll Road Auth. , 5.00%, 9/15/32	550	627
Montgomery County Toll Road Auth. , 5.00%, 9/15/33	570	648

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Montgomery County Toll Road Auth. , 5.00%, 9/15/34	600	681
Montgomery County Toll Road Auth. , 5.00%, 9/15/35	560	634
Montgomery County Toll Road Auth. , 5.00%, 9/15/36	790	893
Montgomery County Toll Road Auth. , 5.00%, 9/15/38	1,305	1,468
Montgomery County Toll Road Auth. , 5.00%, 9/15/43	3,905	4,360
Montgomery County Toll Road Auth. , 5.00%, 9/15/48	3,925	4,365
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/29	5,845	6,377
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/46	15,645	16,656
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (2)	3,120	3,446
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing Denton,
Series A1, 5.00%, 7/1/58 (2)	2,975	3,374
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/30	500	553
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/35	1,520	1,664
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/47	6,020	6,493
New Hope Cultural Ed. Fac. Fin. , Legacy Midtown Park, Series
A, 5.50%, 7/1/54	4,525	4,756
New Hope Cultural Ed. Fac. Fin. , MRC Crestview, 5.00%,
11/15/36	550	599
New Hope Cultural Ed. Fac. Fin. , MRC Crestview, 5.00%,
11/15/46	1,550	1,663
New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36	500	536
New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46	1,000	1,063
New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52	1,000	1,058
New Hope Cultural Ed. Fac. Fin. , MRC Senior Living, Langford,
Series B1, 3.25%, 11/15/22	480	480
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/31	1,000	1,116

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/32	465	518
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/33	1,000	1,111
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/34	1,000	1,108
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/39	1,500	1,645
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	6,000	6,598
New Hope Cultural Ed. Fac. Fin. , Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/37	1,700	1,820
New Hope Cultural Ed. Fac. Fin. , Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/42	2,000	2,122
North Texas Tollway Auth. , 6.00%, 1/1/38 (Prerefunded
1/1/21) (8)	8,000	8,411
SA Energy Acquisition Public Fac. , Gas Supply, 5.50%, 8/1/21	4,000	4,254
Tarrant County Cultural Ed. Fac. Fin. , Baylor Health Care
system, VRDN, 1.15%, 11/15/50	1,700	1,700
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.25%, 11/15/35 (1)(11)	900	630
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.50%, 11/15/45 (1)(11)	2,875	2,012
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.625%, 11/15/41 (1)(11)	3,000	2,100
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/27	1,510	1,776
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/29	1,665	1,940
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/30	1,000	1,162
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	2,500	2,858
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	3,875	4,394
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	4,220	4,750

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin. , Edgemere, Series A,
5.00%, 11/15/45	10,425	10,777
Tarrant County Cultural Ed. Fac. Fin. , MRC Stevenson Oaks,
Series A, 10.00%, 3/15/23 (3)	1,750	2,058
Tarrant County Cultural Ed. Fac. Fin. , Northwest Senior
Housing, 5.25%, 11/15/47	2,020	2,139
Tarrant County Cultural Ed. Fac. Fin. , Stayton at Museum Way,
Series A, 8.00%, 11/15/28	1,000	950
Tarrant County Cultural Ed. Fac. Fin. , Stayton at Museum Way,
Series A, 8.25%, 11/15/44	6,000	5,700
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45	3,150	3,257
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26	30,230	35,169
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	7,375	8,027
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	10,400	11,278
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	10,500	11,375
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	11,000	11,898
Texas Private Activity Bond Surface Transportation, 5.00%,
6/30/58 (6)	14,725	17,096
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/50 (6)	4,150	4,627
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/55 (6)	4,060	4,515
Texas Transportation Commission, State Highway 249 System,
5.00%, 8/1/57	11,045	12,874
Travis County Health Fac. Dev. , Westminster Manor, 7.00%,
11/1/30 (Prerefunde d 11/1/20) (8)	1,605	1,688
Travis County Health Fac. Dev. , Westminster Manor, 7.125%,
11/1/40 (Prerefunde d 11/1/20) (8)	2,000	2,105
Travis County Health Fac. Dev. , Westminster Manor,
Unrefunded Balanced, 7.00%, 11/1/30	110	115
		448,604

Utah 0.2%
Murray, Series D, VRDN, 1.10%, 5/15/36	1,800	1,800
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (6)	3,000	3,519
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (6)	4,000	4,663
		9,982

Virgin Islands 0.3%
Virgin Islands PFA, Matching Fund, Series A, 6.00%, 10/1/39	5,000	5,000
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.625%,
10/1/29	8,900	8,922
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37	2,000	2,004
		15,926

Virginia 7.3%
Albemarle County Economic Dev. Auth. , Westminster-
Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,250	3,380
Botetourt County, Glebe, Series A, 6.00%, 7/1/34	7,300	8,180
Chesapeake Bay Bridge & Tunnel Dist. , BAN, 5.00%, 11/1/23	12,450	14,117
Chesapeake Bay Bridge & Tunnel Dist. , First Tier General
Resolution, 5.00%, 7/1/46	15,835	18,289
Chesapeake Bay Bridge & Tunnel Dist. , First Tier General
Resolution, 5.00%, 7/1/51	14,795	17,049
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40	7,525	7,459
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/32	1,500	1,642
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/42	2,800	3,025
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
5.00%, 12/1/47	2,000	2,157
Henrico County Economic Dev. Auth. , Lifespire of Virginia,
Series C, 5.00%, 12/1/47	3,400	3,770
James City County Economic Dev. Auth. , United Methodist
Homes, Series A, 2.00%, 10/1/48 (1)	1,103	97
James City County Economic Dev. Auth. , United Methodist
Homes, Series A, 6.00%, 6/1/43	5,432	5,432
New Port CDA, Special Assessment, 5.50%, 9/1/26 (1)(11)	821	345
New Port CDA, Special Assessment, 5.60%, 9/1/36 (1)(11)	978	411
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Newport News Economic Dev. Auth. , Lifespire, 5.00%, 12/1/38	1,500	1,620
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.00%, 1/1/35	4,020	4,318
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.00%, 1/1/46	5,150	5,469
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.00%, 1/1/49	3,250	3,523
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.375%, 1/1/35	6,250	6,873
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement
Community, 5.375%, 1/1/46	4,270	4,629
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,000	1,178
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/34	1,250	1,468
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/35	2,000	2,344
Tobacco Settlement Financing, Capital Appreciation, Series C,
Zero Coupon, 6/1/47	27,000	3,014
Virginia College Building Auth. , Marymount Univ. , 5.00%,
7/1/45 (3)	5,000	5,343
Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/30 (3)	1,400	1,555
Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/35 (3)	1,805	1,980
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/23 (3)	1,320	1,426
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/24 (3)	1,390	1,527
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/25 (3)	1,455	1,622
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/30 (3)	4,735	5,200
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/35 (3)	1,200	1,301
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/45 (3)	3,110	3,323
Virginia HDA, Rental Housing, Series F, 5.25%, 10/1/38	4,500	5,003
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth. , 95 Express Lanes,
Series 2012, 5.00%, 1/1/40 (6)	29,620	31,494
Virginia Small Business Fin. Auth. , 95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (6)	47,790	50,814
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
4.75%, 1/1/25 (6)	2,180	2,350
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 1/1/26 (6)	2,000	2,165
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/26 (6)	2,000	2,164
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (6)	22,950	24,922
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (6)	22,735	25,111
Virginia Small Business Fin. Auth. , I-95 Express Lane, 5.00%,
1/1/44 (6)	2,395	2,543
Virginia Small Business Fin. Auth. , I-95 Express Lane, 5.00%,
7/1/49 (6)	7,975	8,464
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/47 (6)	1,500	1,718
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/49 (6)	5,000	5,717
Virginia Small Business Fin. Auth. , Transform 66 P3, 5.00%,
12/31/56 (6)	83,735	95,249
		400,780

Washington 0.8%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44	2,660	2,909
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.00%, 9/1/27	1,600	1,649
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.25%, 9/1/32	1,000	1,028
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.50%, 9/1/42	1,500	1,541
Port of Seattle IDC, Delta Airlines, 5.00%, 4/1/30 (6)	3,000	3,271
Washington Health Care Fac. Auth. , Overlake Hosp. Medical
Center, 5.70%, 7/1/38 (Prerefunded 7/1/20) (8)	7,000	7,185

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (3)	830	897
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (3)	1,900	2,027
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (3)	1,100	1,169
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (3)	225	238
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (3)	225	248
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (3)	650	708
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (3)	2,100	2,262
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (3)	3,250	3,587
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (3)	6,735	7,417
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (3)	2,975	2,977
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (3)	3,825	4,143
		43,256

West Virginia 0.2%
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (3)	2,450	2,714
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (3)	2,450	2,708
West Virginia Economic Dev. Auth. , Appalachian Power,
Series A, 5.375%, 12/1/38	4,840	5,003
		10,425

Wisconsin 2.4%
Platteville Redev. Auth. , UW-Platteville Real Estate, 5.00%,
7/1/42	3,225	3,361

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Public Fin. Auth. Ed. , Corvian Community School, Series A,
4.00%, 6/15/29 (3)	1,000	1,023
Public Fin. Auth. Ed. , Corvian Community School, Series A,
5.00%, 6/15/39 (3)	1,000	1,038
Public Fin. Auth. Ed. , Corvian Community School, Series A,
5.00%, 6/15/49 (3)	1,750	1,801
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37	1,110	1,200
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41	1,660	1,785
Wisconsin HEFA, Dickson Hollow, 5.25%, 10/1/39	3,000	3,203
Wisconsin HEFA, Dickson Hollow, 5.375%, 10/1/44	3,000	3,210
Wisconsin HEFA, Marshfield Clinic, Series B, 5.00%, 2/15/40	5,000	5,287
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/37	650	677
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/40	1,000	1,052
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/45	1,300	1,362
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/50	4,680	4,896
Wisconsin HEFA, St. John's Communities, Series B, 5.00%,
9/15/45	1,000	1,036
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (6)	10,500	11,593
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (6)	6,000	6,873
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (6)	5,000	5,450
Wisconsin PFA, Celanese, Series D, 4.05%, 11/1/30	2,500	2,688
Wisconsin PFA, Church Home of Hartford, Series A, 5.00%,
9/1/30 (3)	800	869
Wisconsin PFA, Church Home of Hartford, Series A, 5.00%,
9/1/38 (3)	1,725	1,850
Wisconsin PFA, Corvian Community School, Series A, 5.125%,
6/15/47 (3)	2,635	2,714
Wisconsin PFA, Denver Int'l Airport, 5.00%, 9/30/37
(Prerefunded 12/9/19) (6) (8)	2,500	2,502
Wisconsin PFA, Denver Int'l Airport, 5.00%, 9/30/49
(Prerefunded 12/9/19) (6) (8)	2,000	2,001
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/37 (3)	550	620
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/42 (3)	1,230	1,375
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/47 (3)	1,225	1,365
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.25%,
5/15/52 (3)	2,300	2,557
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/37	825	898
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/47	2,000	2,153
Wisconsin PFA, Mountain Island Charter School, 5.00%, 7/1/52	4,300	4,609
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (6)	15,730	16,326
Wisconsin PFA, National Gypsum, 5.25%, 4/1/30 (6)	5,000	5,503
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	5,055	5,279
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	6,000	6,265
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52	3,945	4,125
Wisconsin PFA, Senior Obligated Group, Series B, 5.00%,
7/1/42 (6)	3,500	3,721
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (3)	2,250	2,490
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (3)	2,000	2,208
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (3)	5,760	6,343
		133,308

Total Municipal Securities (Cost $5,128,532)		5,434,865

COMMON STOCKS 0.2%
American Airlines Group	500	14,370
Ingevity (11)	1	79
United Airlines Holdings (11)	—	31
Westrock	5	211
Total Common Stocks (Cost $19,001)		14,691

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

$ Value
(Amounts in 000s)
Total Investments in Securities 99.2%
(Cost $5,147,533)	$5,449,556
Other Assets Less Liabilities 0.8%	41,876
Net Assets 100.0%	$5,491,432

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(2)	Insured by Assured Guaranty Municipal Corporation
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $583,987 and represents 10.6% of net assets.
(4)	Insured by Berkshire Hathaway Assurance Corporation
(5)	When-issued security
(6)	Interest subject to alternative minimum tax
(7)	Insured by Syncora Guarantee
(8)	Prerefunded date is used in determining portfolio maturity.
(9)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10)	Insured by Assured Guaranty Corporation
(11)	Non-income producing
(12)	Insured by AMBAC Assurance Corporation
(13)	Insured by National Public Finance Guarantee Corporation
(14)	Insured by ACA Financial Guaranty Corporation
(15)	Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(16)	Escrowed to maturity
(17)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
DFA	Development Finance Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
RIB	Residual-Interest Bonds
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free High Yield Fund , Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. In accordance with GAAP, the accompanying Portfolio of Investments reflects investment values as of the close of the fund’s reporting period on November 30, 2019. In certain circumstances, for example, due to trading in foreign markets or significant events occurring after the close of the NYSE on the last business day of the period, there may be differences in values as of the last business day of the reporting period and values as of the close of the fund’s reporting period on the last calendar day of the period.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	5,434,865$	— $	5,434,865
Common Stocks		14,691	—	—	14,691
Total		$14,691$	5,434,865$	— $	5,449,556

[1] Municipal Securities.